Putnam Investments
One Post Office Square
Boston, MA 02109
November 25, 2009

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:	Putnam Tax-Free Income Trust (Reg. Nos. (2-98790) (811-04345)), on behalf of Putnam AMT-Free
Municipal Fund and Putnam Tax-Free High Yield Fund

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of Putnam AMT-Free Municipal Fund and Putnam Tax-Free High Yield Fund (the “Funds”), each a series of Putnam Tax-Free Income Trust, Post-Effective Amendment No. 29 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and Rule 8b-16 under the Investment Company Act of 1940, as amended. The Amendment is marked to show changes in the prospectuses and statement of additional information from the corresponding documents included in Post-Effective Amendment No. 28, which was filed pursuant to Rule 485(a) on September 21, 2009. The changes include the addition of information omitted from the prior filing and other minor edits, as well as changes made in response to comments of the Commission’s staff. Comments of the staff and Putnam’s responses are summarized below.

Prospectus

1. (AMT-Free Municipal Fund): Consider changing the Fund’s name to clarify that the Fund’s investments and distributions are exempt from federal income tax.

Response:

(AMT-Free Municipal Fund): We have retained the Fund’s name, which has been approved by the Fund’s Board of Trustees because we believe it is consistent with Rule 35d-1 of the Investment Company Act of 1940, as amended.

2. (AMT-Free Municipal Fund): Revise the date on the front cover of the prospectus to 11/30/09.

Response:

(AMT-Free Municipal Fund): We have made this change, as requested.

3. (Both Funds): In Fund summary –Goal, revise the investment objective to indicate that the Fund seeks high current income exempt from federal income tax, including the alternative minimum tax.

Response:

(Both Funds): We have retained each Fund’s investment goal, which has been approved by the Funds’ Board of Trustees.

4. In Fund summary—Fees and expenses (Both Funds):

a. Delete the last sentence in the lead-in paragraph to the fee tables, which provides that further information can be found on Putnam’s website.

b. Delete the footnote to the “Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)” column in the “Shareholder fees” table relating to deferred sales charges imposed on certain redemptions of Class A shares.

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c. Delete the second sentence in the footnote to the “Annual fund operating expenses” table, which refers the reader to the Statement of Additional Information for more information on expense limitations.

d. Delete the footnote to the Class B and Class B (no redemption) calculations in the “10 years” column of the “Example,” which explains that Class B shares convert to Class A shares after 8 years.

e. Revise the text in the “Example” and “Portfolio turnover” sections to use the precise text of Item 3 of Form N-1A.

Responses (Both Funds):

a. We have removed the sentence, as requested.

b. We have retained the footnote because we believe it is useful to shareholders and permitted by Instruction 2(a)(i) to Item 3 of Form N-1A, which states that “[a] Fund may include in a footnote to the table, if applicable, a tabular presentation showing the amount of deferred sales charges (loads) over time or a narrative explanation of the sales charges (loads)….”

c. This sentence has been removed from the footnote, as requested.

d. This footnote has been removed, as requested.

e. Item 3 instructs registrants to include “the following information, in plain English under Rule 421(d) under the Securities Act.” In addition, Instruction 1(b) to Item 3 of Form N-1A states that “[a] Fund may modify the narrative explanations if the explanation contains comparable information to that shown.” We have not revised this disclosure because we believe the current disclosure in these sections comply with the plain English requirements and contain comparable information to the text contained in Item 3 of Form N-1A.

5. In Fund summary— Investments, risks, and performance:

a. (Both Funds): In the “Investments” section, disclose each Fund’s fundamental investment policy with respect to 80% of its net assets and provide additional disclosure reflecting that the Fund invests in municipal bonds.

b. (Tax-Free High Yield Fund): Clarify how the Fund invests mainly in bonds that pay interest exempt from federal income tax but that may be subject to federal alternative minimum tax, given that the Fund’s name is Tax-Free High Yield Fund.

c. (AMT-Free Municipal Fund): Clarify whether the statement in the “Investments” section that the Fund does not intend to invest in securities the interest on which is subject to the alternative minimum tax applies to 80% of the Fund’s net assets.

d. (AMT-Free Municipal Fund): Summarize in the “Investments” section the criteria by which the fund buys and sells investments.

e. (AMT-Free Municipal Fund): Since credit risk is identified in the “Risks” section as an increased risk for below-investment grade bonds, consider whether below-investment grade bonds should be identified as a principal investment in the “Investments” section.

f. (Both Funds): Expand the disclosure in the “Risks” section to include interest rate risk and sector risk, each of which are disclosed in response to Item 9 of Form N-1A (in the “What are the fund’s main investment strategies and related risks?” section).

g. (Both Funds): Revise the lead-in paragraph to the performance tables in the “Performance” section to match the text in Item 4(b)(2)(i) of Form N-1A.

h. (Both Funds): Revise the disclosure after the “Average annual total returns after sales charges” table to match the text in Item 4(b)(2)(iv)(A) and (B) of Form N-1A.

Responses:

a. (Both Funds): We have added disclosure to the “Investments” section on each Fund’s fundamental investment policy with respect to 80% of its net assets and have clarified that the Funds invest mainly in municipal bonds.

b. (Tax-Free High Yield Fund): We have added disclosure to the “Investments” section stating that interest income from private activity bonds, a type of tax-exempt bond, may be subject to federal alternative minimum tax and that these investments cannot be included for the purposes of complying with the Fund’s 80% fundamental investment policy.

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c. (AMT-Free Municipal Fund): We believe the addition of the Fund’s 80% fundamental investment policy to this section clarifies this statement.

d. (AMT-Free Municipal Fund): The “Investments” section contains disclosure that the fund invests mainly in municipal bonds that pay interest that is exempt from federal income tax, are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). In addition, we have added the following disclosure at the end of this section:

“We may consider, among other factors, credit, interest rate and prepayments risks as well as general market conditions when deciding whether to buy or sell investments.”

e. (AMT-Free Municipal Fund): We have removed the reference to below-investment grade bonds in the “Risks” section because these types of bonds are not principal investments for the Fund.

f. (Both Funds): We have revised the second paragraph of this section to incorporate interest rate risk and sector risk.

g. (Both Funds): We have revised the disclosure to remove the reference to the “potential rewards” associated with an investment, but we have retained the remainder of the disclosure because we believe that the text in Item 4(b)(2)(i) is provided as sample disclosure only and that the current disclosure complies with the requirement to “[p]rovide a brief explanation of how the information illustrates the variability of the Fund’s returns.”

h. (Both Funds): We have revised the disclosure, as requested.

6. (Both Funds): In Fund summary – Purchase and sale of fund shares, combine the disclosure regarding purchasing, selling or exchanging Fund shares into one section.

Response (Both Funds):

We have combined the disclosure as requested, so that it reads:

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the fund. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

7. In Fund summary – Tax information:

a. (AMT-Free Municipal Fund): Clarify that the Fund intends to distribute income that is exempt from federal income tax, including the alternative minimum tax.

b. (Both Funds): Remove the first two sentences so that the disclosure conforms with the requirements of Item 7 of Form N-1A.

Responses:

a. (AMT-Free Municipal Fund): We have revised the disclosure, as requested.

b. (Both Funds): We have revised the disclosure, as requested.

8. (Both Funds): In What are the fund’s main investment strategies and related risks?:

a. Provide additional disclosure on the types of issuers of the bonds in which the Funds invest.

b. Revise the heading “Concentration of investments.”

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c. Since derivatives are discussed in this section in response to Item 9 of Form N-1A, add corresponding disclosure on the risks of investing in derivatives in the “Fund summary – Risks” section.

d. If it is expected that the Fund’s portfolio turnover rate will exceed 100% within a one-year period, add disclosure describing such expected turnover.

Responses (Both Funds):

a. We have included disclosure in the section “What are the fund’s main investment strategies and related risks? – Tax-exempt investments” stating that tax-exempt investments are issued by or for states, territories or possessions of the United States or by their political subdivisions, agencies, authorities or other government entities.”

b. We have revised the heading to “Focus of investments” as requested.

c. We have not added corresponding risk disclosure because the Funds’ investments in derivatives are not a principal investment strategy for the Funds).

d. No disclosure has been added because we do not expect the Fund’s portfolio turnover rate to exceed 100%.

9. (Both Funds): In the Statement of Additional Information – Investment Restrictions paragraph (8), revise the disclosure to say “(8) Purchase securities (other than securities of the U.S government, its agencies or instrumentalities or tax-exempt securities, except tax-exempt securities backed only by the assets and revenues of non-governmental issuers) if, as a result of such purchase, 25% or more of the fund's total assets would be invested in any one industry.”

Response:

We have retained each Fund's fundamental investment restriction relating to industry concentration, which has been approved by the Funds' Board of Trustees. Additionally, the Commission has indicated in Commission guidance and no-action letters that a fund is concentrated if it invests more than 25% of the value of its total assets in any one industry.

10. (Both Funds): Submit financial data in future 485(a) filings for the Putnam funds:

Response:

The financial data was not available in time for the 485 filing for these Funds. Putnam will make every effort to provide financial data in future 485 filings to the extent such data is available.

Having reviewed the Amendment, the undersigned represents pursuant to Rule 485(b)(4) under the Securities Act of 1933, as amended, that it does not contain disclosure which would render it ineligible to become effective pursuant to Rule 485(b).

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 14824.

Very truly yours,

Anne Marie Duffy
Vice President and Counsel

cc: James E. Thomas, Esq., Ropes & Gray LLP

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